Fees Summary	May 25, 2023 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,000,000
Previously Paid Amount	0.00
Total Fee Amount	1,531.00
Total Offset Amount	0.00
Net Fee	1,531.00
Narrative - Max Aggregate Offering Price	$ 10,000,000
Final Prospectus	true